UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2015 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 96.5%
Alcohol & Tobacco | 1.6%
Molson Coors Brewing Co., Class B	2,890	$215,161
Banking | 1.6%
Comerica, Inc.	4,955	223,619
Cable Television | 1.0%
Comcast Corp., Class A	2,530	141,844
Chemicals | 1.6%
Eastman Chemical Co.	3,100	214,706
Commercial Services | 4.5%
Corrections Corp. of America	6,748	271,675
ServiceMaster Global Holdings, Inc.	3,675	124,031
The ADT Corp.	2,025	84,078
Tyco International PLC	3,465	149,203
		628,987
Energy Exploration & Production | 5.3%
Anadarko Petroleum Corp.	1,935	160,238
Apache Corp.	2,775	167,416
Devon Energy Corp.	4,220	254,508
EOG Resources, Inc.	1,625	148,996
		731,158
Energy Integrated | 0.9%
Consol Energy, Inc.	4,465	124,529
Energy Services | 1.1%
Dril-Quip, Inc. (a)	2,315	158,323
Financial Services | 11.2%
Ally Financial, Inc. (a)	6,515	136,685
American Express Co.	2,655	207,409
CBOE Holdings, Inc.	3,075	176,520
Citigroup, Inc.	5,640	290,573
Intercontinental Exchange, Inc.	1,350	314,914
Morgan Stanley	3,845	137,228
Springleaf Holdings, Inc. (a)	1,000	51,770
State Street Corp.	950	69,853
Visa, Inc., Class A	2,580	168,758
		1,553,710
Food & Beverages | 3.9%
Kellogg Co.	3,300	217,635
Sysco Corp.	8,365	315,611
		533,246
Forest & Paper Products | 1.4%
International Paper Co.	3,545	196,712
Insurance | 4.4%
Aon PLC	1,615	155,234

Description	Shares	Value
The Hartford Financial Services Group, Inc.	5,790	$242,138
Voya Financial, Inc.	4,925	212,316
		609,688
Leisure & Entertainment | 8.9%
Houghton Mifflin Harcourt Co. (a)	6,045	141,937
McDonald’s Corp.	1,370	133,493
Norwegian Cruise Line Holdings, Ltd. (a)	5,340	288,413
The Madison Square Garden Co., Class A (a)	1,930	163,375
Viacom, Inc., Class B	7,465	509,859
		1,237,077
Manufacturing | 5.2%
Carpenter Technology Corp.	675	26,244
Honeywell International, Inc.	3,435	358,305
Parker Hannifin Corp.	1,510	179,358
Rockwell Automation, Inc.	1,295	150,207
		714,114
Medical Products | 3.3%
Baxter International, Inc.	6,685	457,923
Pharmaceutical & Biotechnology | 10.4%
Eli Lilly & Co.	3,180	231,027
Mylan NV (a)	3,155	187,249
Pfizer, Inc.	15,055	523,764
Zoetis, Inc.	10,603	490,813
		1,432,853
Retail | 6.2%
Advance Auto Parts, Inc.	4,573	684,532
Dick’s Sporting Goods, Inc.	1,675	95,458
J.C. Penney Co., Inc. (a)	8,975	75,480
		855,470
Semiconductors & Components | 4.7%
Maxim Integrated Products, Inc.	4,065	141,503
NXP Semiconductors NV (a)	1,010	101,363
Xerox Corp.	31,585	405,867
		648,733
Technology | 3.8%
Citrix Systems, Inc. (a)	2,250	143,707
Google, Inc., Class A (a)	283	156,980
Google, Inc., Class C (a)	188	103,024
Vantiv, Inc., Class A (a)	3,255	122,714
		526,425
Technology Hardware | 14.7%
Apple, Inc.	3,819	475,198
Cisco Systems, Inc.	14,135	389,066
EMC Corp.	14,345	366,658
Hewlett-Packard Co.	5,925	184,623
International Business Machines Corp.	1,340	215,070

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Qualcomm, Inc.	2,635	$182,711
Teradyne, Inc.	11,455	215,927
		2,029,253
Transportation | 0.8%
American Airlines Group, Inc.	1,975	104,241
Total Common Stocks (Identified cost $12,298,528)		13,337,772
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund (Identified cost $494,827)	494,827	494,827
Total Investments | 100.1% (Identified cost $12,793,355) (b)		$13,832,599
Liabilities in Excess of Cash and Other Assets | (0.1)%		(16,826)
Net Assets | 100.0%		$13,815,773

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 95.9%
Aerospace & Defense | 0.9%
B/E Aerospace, Inc.	9,550	$607,571
Automotive | 3.1%
Gentherm, Inc. (a)	15,295	772,550
Modine Manufacturing Co. (a)	48,495	653,228
Tenneco, Inc. (a)	11,050	634,491
		2,060,269
Banking | 11.9%
Comerica, Inc.	21,100	952,243
East West Bancorp, Inc.	28,730	1,162,416
Great Western Bancorp, Inc.	26,875	591,519
IBERIABANK Corp.	18,485	1,165,110
PacWest Bancorp	22,785	1,068,389
Signature Bank (a)	6,140	795,621
United Bankshares, Inc.	31,425	1,180,951
Wintrust Financial Corp.	20,705	987,214
		7,903,463
Chemicals | 2.4%
Calgon Carbon Corp.	42,230	889,786
Tronox, Ltd., Class A	34,215	695,591
		1,585,377
Commercial Services | 7.5%
Applied Industrial Technologies, Inc.	14,205	644,055
Blackhawk Network Holdings, Inc. (a)	32,835	1,174,508
LifeLock, Inc. (a)	29,660	418,502
MDC Partners, Inc., Class A	36,180	1,025,703
On Assignment, Inc. (a)	20,905	802,125
ServiceMaster Global Holdings, Inc.	26,545	895,894
		4,960,787
Computer Software | 4.8%
Informatica Corp. (a)	20,515	899,685
j2 Global, Inc.	14,365	943,493
Red Hat, Inc. (a)	10,100	765,075
Rovi Corp. (a)	32,840	598,017
		3,206,270
Construction & Engineering | 2.0%
EMCOR Group, Inc.	12,620	586,451
Quanta Services, Inc. (a)	26,080	744,063
		1,330,514
Consumer Products | 1.2%
Fox Factory Holding Corp. (a)	51,595	791,467
Electric | 0.9%
Pattern Energy Group, Inc.	21,625	612,420

Description	Shares	Value
Energy Exploration & Production | 1.1%
Memorial Resource Development Corp.	42,380	$751,821
Energy Services | 0.5%
Tesco Corp.	29,700	337,689
Financial Services | 5.2%
Air Lease Corp.	29,540	1,114,840
CBOE Holdings, Inc.	14,685	842,992
Springleaf Holdings, Inc. (a)	19,345	1,001,491
TAL International Group, Inc.	12,935	526,842
		3,486,165
Food & Beverages | 1.0%
SunOpta, Inc. (a)	65,500	695,610
Forest & Paper Products | 1.9%
KapStone Paper and Packaging Corp.	14,595	479,300
Schweitzer-Mauduit International, Inc.	16,435	757,982
		1,237,282
Gas Utilities | 3.0%
Dynegy, Inc. (a)	27,000	848,610
New Jersey Resources Corp.	36,510	1,134,000
		1,982,610
Health Services | 3.1%
Brookdale Senior Living, Inc. (a)	20,720	782,387
Invitae Corp.	6,000	100,560
Quintiles Transnational Holdings, Inc. (a)	17,460	1,169,296
		2,052,243
Housing | 2.2%
Continental Building Products, Inc. (a)	30,900	698,031
FMSA Holdings, Inc.	102,525	742,281
		1,440,312
Insurance | 1.8%
Arch Capital Group, Ltd. (a)	19,185	1,181,796
Leisure & Entertainment | 3.4%
Bloomin’ Brands, Inc.	26,690	649,368
Houghton Mifflin Harcourt Co. (a)	26,320	617,994
Hyatt Hotels Corp., Class A (a)	16,470	975,353
		2,242,715
Manufacturing | 9.3%
Actuant Corp., Class A	27,485	652,494
Advanced Drainage Systems, Inc.	20,620	617,363
Altra Industrial Motion Corp.	18,405	508,714
FLIR Systems, Inc.	30,265	946,689
Joy Global, Inc.	9,505	372,406
KLX, Inc. (a)	9,977	384,514
Littelfuse, Inc.	4,400	437,316
The Toro Co.	11,525	808,133
TriMas Corp. (a)	21,890	673,993

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Woodward, Inc.	15,200	$775,352
		6,176,974
Medical Products | 1.0%
Sirona Dental Systems, Inc. (a)	7,060	635,329
Metals & Glass Containers | 0.8%
Owens-Illinois, Inc. (a)	22,780	531,230
Pharmaceutical & Biotechnology | 6.2%
AMAG Pharmaceuticals, Inc. (a)	11,700	639,522
Aratana Therapeutics, Inc. (a)	27,585	441,636
Cellectis SA ADR	17,300	598,407
Fluidigm Corp. (a)	13,650	574,665
Phibro Animal Health Corp., Class A	18,545	656,678
United Therapeutics Corp. (a)	7,050	1,215,667
		4,126,575
Real Estate | 6.8%
DCT Industrial Trust, Inc. REIT	21,750	753,855
Extra Space Storage, Inc. REIT	14,985	1,012,536
Jones Lang LaSalle, Inc.	5,615	956,796
Kilroy Realty Corp. REIT	13,795	1,050,765
LaSalle Hotel Properties REIT	20,010	777,589
		4,551,541
Retail | 6.3%
Advance Auto Parts, Inc.	6,675	999,181
Carter’s, Inc.	9,370	866,444
Chico’s FAS, Inc.	46,870	829,130
Dick’s Sporting Goods, Inc.	15,440	879,925
Steven Madden, Ltd. (a)	16,745	636,310
		4,210,990
Semiconductors & Components | 3.0%
M/A-COM Technology Solutions Holdings, Inc. (a)	12,780	476,183
Microsemi Corp. (a)	13,305	470,997
Universal Display Corp. (a)	22,615	1,057,251
		2,004,431
Technology | 2.4%
BroadSoft, Inc. (a)	25,945	868,120
Vantiv, Inc., Class A (a)	18,580	700,466
		1,568,586
Transportation | 2.2%
Alaska Air Group, Inc.	13,300	880,194
Echo Global Logistics, Inc. (a)	21,795	594,132
		1,474,326
Total Common Stocks (Identified cost $53,229,967)		63,746,363

Description	Shares	Value
Short-Term Investment | 2.4%
State Street Institutional Treasury Money Market Fund (Identified cost $1,576,094)	1,576,094	$1,576,094
Total Investments | 98.3% (Identified cost $54,806,061) (b)		$65,322,457
Cash and Other Assets in Excess of Liabilities | 1.7%		1,141,320
Net Assets | 100.0%		$66,463,777

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks | 98.5%
Australia | 3.2%
Ansell, Ltd.	336,896	$7,052,171
Caltex Australia, Ltd.	354,081	9,412,634
James Hardie Industries PLC	533,937	6,173,834
		22,638,639
Austria | 0.6%
UNIQA Insurance Group AG	504,140	4,558,081
Belgium | 4.0%
Anheuser-Busch InBev NV	171,339	20,959,138
KBC Groep NV (a)	115,553	7,149,964
		28,109,102
Brazil | 0.4%
Estacio Participacoes SA	514,500	2,988,777
Canada | 2.5%
MacDonald Dettwiler & Associates, Ltd.	117,700	9,121,042
Rogers Communications, Inc., Class B	252,100	8,439,493
		17,560,535
Denmark | 1.0%
Carlsberg A/S, Class B	83,491	6,894,193
Finland | 1.9%
Sampo Oyj, A Shares	272,465	13,767,810
France | 6.3%
BNP Paribas SA	178,913	10,881,104
Cap Gemini SA	149,984	12,314,775
Valeo SA	76,939	11,501,733
Vinci SA	178,831	10,234,256
		44,931,868
Germany | 5.7%
Bayer AG	146,404	21,997,971
Bayerische Motoren Werke AG	55,903	6,996,291
Continental AG	29,579	7,006,092
RTL Group SA	44,481	4,277,373
		40,277,727
Greece | 0.5%
Hellenic Telecommunications Organization SA (a)	266,094	2,358,936
Piraeus Bank SA (a)	3,460,237	1,332,511
		3,691,447
Ireland | 0.8%
Ryanair Holdings PLC Sponsored ADR	80,542	5,377,789
Israel | 3.5%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	395,340	24,629,682

Description	Shares	Value
Italy | 2.8%
Atlantia SpA	427,225	$11,216,661
Azimut Holding SpA	303,224	8,658,120
		19,874,781
Japan | 19.2%
Daikin Industries, Ltd.	139,400	9,336,573
Daiwa House Industry Co., Ltd.	773,100	15,260,490
Don Quijote Holdings Co., Ltd.	219,500	17,876,572
Isuzu Motors, Ltd.	359,700	4,784,859
Japan Tobacco, Inc.	264,200	8,347,640
KDDI Corp.	879,300	19,921,533
Makita Corp.	109,100	5,667,323
Seven & I Holdings Co., Ltd.	279,000	11,740,451
SoftBank Corp.	191,900	11,155,054
Sony Corp. (a)	432,500	11,562,743
Sumitomo Mitsui Financial Group, Inc.	397,300	15,224,246
United Arrows, Ltd.	180,300	5,363,263
		136,240,747
Netherlands | 4.1%
Koninklijke KPN NV	3,186,466	10,782,994
NXP Semiconductors NV (a)	70,325	7,110,273
Wolters Kluwer NV	333,475	10,898,974
		28,792,241
Philippines | 1.3%
Alliance Global Group, Inc.	15,636,700	9,259,706
Spain | 2.5%
Aena SA	62,800	6,314,330
Mediaset Espana Comunicacion SA (a)	390,701	4,895,560
Red Electrica Corporacion SA	82,230	6,671,868
		17,881,758
Sweden | 3.9%
Assa Abloy AB, Class B	227,512	13,559,997
Swedbank AB, A Shares	583,764	13,952,618
		27,512,615
Switzerland | 7.6%
GAM Holding AG	272,863	5,657,932
Glencore PLC	1,314,055	5,532,154
Novartis AG	338,288	33,453,015
Sunrise Communications Group AG	68,270	5,915,141
Swatch Group AG	8,559	3,626,725
		54,184,967
Taiwan | 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	513,300	12,052,284
Thailand | 0.8%
Krung Thai Bank Public Co. Ltd. (c)	8,055,000	5,643,946

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS (a)	1,292,221	$6,626,809
United Kingdom | 23.3%
Anglo American PLC	361,335	5,377,394
BG Group PLC	737,554	9,060,580
British American Tobacco PLC	280,558	14,495,070
Direct Line Insurance Group PLC	1,742,414	8,237,752
Informa PLC	1,118,761	9,359,353
International Consolidated Airlines Group SA (a)	780,731	6,979,322
Lloyds Banking Group PLC (a)	14,688,849	17,049,016
Provident Financial PLC	185,968	7,420,217
Prudential PLC	850,128	21,049,346
Reed Elsevier PLC	678,976	11,662,778
Rexam PLC	1,237,597	10,618,387
Royal Dutch Shell PLC, A Shares	329,571	9,794,470
Shire PLC	155,956	12,401,675
Taylor Wimpey PLC	3,176,081	7,292,242
Unilever PLC	210,345	8,773,135
William Hill PLC	1,157,455	6,361,333
		165,932,070
Total Common Stocks (Identified cost $569,186,745)		699,427,574
Short-Term Investment | 3.5%
State Street Institutional Treasury Money Market Fund (Identified cost $25,195,388)	25,195,388	25,195,388
Total Investments | 102.0% (Identified cost $594,382,133) (b)		$724,622,962
Liabilities in Excess of Cash and Other Assets | (2.0)%		(13,904,053)
Net Assets | 100.0%		$710,718,909

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 95.2%
Argentina | 1.0%
YPF Sociedad Anonima Sponsored ADR	410,234	$11,260,923
Brazil | 12.4%
Ambev SA ADR	2,762,900	15,914,304
Banco do Brasil SA	3,869,866	27,779,176
BB Seguridade Participacoes SA	1,924,200	19,775,269
CCR SA	1,669,400	8,526,020
CEMIG SA Sponsored ADR	1,653,600	6,763,224
Cielo SA	1,578,760	22,601,414
Localiza Rent a Car SA	595,600	6,774,226
Natura Cosmeticos SA	643,800	5,426,273
Souza Cruz SA	1,204,627	9,587,043
Vale SA Sponsored ADR	873,700	4,936,405
Via Varejo SA (a)	1,009,500	5,184,222
		133,267,576
China | 11.1%
Baidu, Inc. Sponsored ADR (a)	98,300	20,485,720
China Construction Bank Corp., Class H	48,689,390	40,398,832
China Shenhua Energy Co., Ltd., Class H	3,446,000	8,799,170
CNOOC, Ltd.	9,799,000	13,849,956
NetEase, Inc. ADR	267,300	28,146,690
Weichai Power Co., Ltd., Class H	1,970,400	7,607,585
		119,287,953
Colombia | 0.3%
Pacific Rubiales Energy Corp.	1,392,500	3,320,319
Egypt | 1.3%
Commercial International Bank Egypt SAE GDR	1,921,769	13,489,400
Hong Kong | 3.6%
China Mobile, Ltd. Sponsored ADR	458,249	29,799,933
Huabao International Holdings, Ltd.	11,693,000	8,732,397
		38,532,330
Hungary | 1.3%
OTP Bank Nyrt.	728,873	13,833,340
India | 9.1%
Axis Bank, Ltd.	2,612,372	23,264,699
Bajaj Auto, Ltd.	224,029	7,228,542
Bharat Heavy Electricals, Ltd.	2,269,139	8,573,742
HCL Technologies, Ltd.	657,402	10,321,647
Hero MotoCorp, Ltd.	245,581	10,358,080
Punjab National Bank (a)	5,505,984	12,750,350
Tata Consultancy Services, Ltd.	606,570	24,794,687
		97,291,747

Description	Shares	Value
Indonesia | 6.5%
PT Astra International Tbk	19,218,700	$12,587,672
PT Bank Mandiri (Persero) Tbk	20,624,429	19,655,107
PT Semen Indonesia (Persero) Tbk	6,671,900	6,949,903
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	478,700	20,842,598
PT United Tractors Tbk	5,918,340	9,855,485
		69,890,765
Macau | 0.9%
Wynn Macau, Ltd.	4,387,600	9,464,279
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	442,500	8,203,605
Mexico | 1.6%
Grupo Mexico SAB de CV, Series B	2,938,597	8,665,427
Kimberly-Clark de Mexico SAB de CV, Series A	3,866,762	8,079,045
		16,744,472
Pakistan | 1.1%
Oil & Gas Development Co., Ltd.	2,968,600	5,284,736
Pakistan Petroleum, Ltd.	4,657,002	7,052,775
		12,337,511
Philippines | 1.7%
Philippine Long Distance Telephone Co. Sponsored ADR	294,000	18,372,060
Russia | 7.9%
ALROSA AO	6,576,825	7,966,771
Eurasia Drilling Co., Ltd. GDR	187,947	3,610,047
Gazprom OAO Sponsored ADR	3,130,245	14,758,219
Lukoil OAO Sponsored ADR	190,575	8,799,716
Magnit PJSC Sponsored GDR	132,475	6,762,849
Magnit PJSC Sponsored GDR (c), (d)	47,942	2,445,393
MegaFon OAO GDR	421,946	6,751,136
MegaFon OAO GDR (c), (d)	65,376	1,045,822
Mobile TeleSystems OJSC Sponsored ADR	1,266,520	12,791,852
Oriflame Cosmetics SA SDR	170,978	2,287,282
Sberbank of Russia (a)	16,628,779	17,828,795
		85,047,882
South Africa | 8.6%
Bidvest Group, Ltd.	365,122	9,895,505
Imperial Holdings, Ltd.	564,151	8,973,781
Nedbank Group, Ltd.	455,093	8,906,458
PPC, Ltd.	2,985,394	4,511,896
Sanlam, Ltd.	1,329,398	8,566,296
Shoprite Holdings, Ltd.	1,187,399	16,037,433
Standard Bank Group, Ltd.	760,593	10,504,067
Tiger Brands, Ltd.	243,031	6,119,602
Vodacom Group, Ltd.	743,481	8,134,256

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Woolworths Holdings, Ltd.	1,451,010	$10,307,600
		91,956,894
South Korea | 14.0%
Coway Co., Ltd.	114,092	9,387,770
Hanwha Life Insurance Co., Ltd.	2,173,302	14,438,770
Hyundai Mobis Co., Ltd.	72,837	16,168,501
KB Financial Group, Inc.	551,255	19,466,665
KT&G Corp.	160,541	12,834,394
Samsung Electronics Co., Ltd.	25,847	33,505,532
Shinhan Financial Group Co., Ltd.	619,509	23,342,713
SK Hynix, Inc.	510,510	20,872,437
		150,016,782
Taiwan | 5.2%
Hon Hai Precision Industry Co., Ltd.	3,655,370	10,685,739
Taiwan Semiconductor Manufacturing Co., Ltd.	9,687,642	44,944,074
		55,629,813
Thailand | 2.7%
CP All Public Co. Ltd. (c)	7,844,400	9,883,848
Kasikornbank Public Co. Ltd.	177,600	1,253,375
PTT Exploration & Production Public Co. Ltd. (c)	2,039,735	6,832,548
The Siam Cement Public Co. Ltd.	668,600	10,475,144
		28,444,915
Turkey | 4.1%
Akbank TAS	4,520,775	13,272,678
KOC Holding AS	2,007,289	9,133,177
Turkcell Iletisim Hizmetleri AS (a)	1,781,344	9,135,145
Turkiye Is Bankasi AS, C Shares	5,767,078	12,995,463
		44,536,463
Total Common Stocks (Identified cost $1,079,816,829)		1,020,929,029
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund (Identified cost $38,902,914)	38,902,914	38,902,914
Total Investments | 98.8% (Identified cost $1,118,719,743) (b)		$1,059,831,943
Cash and Other Assets in Excess of Liabilities | 1.2%		13,239,830
Net Assets | 100.0%		$1,073,071,773

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 70.5%
Australia | 3.1%
AGL Energy, Ltd.	56,864	$657,223
Amcor, Ltd.	12,968	138,364
Aristocrat Leisure, Ltd.	7,360	47,036
BC Iron, Ltd.	4,660	1,301
BHP Billiton, Ltd.	17,188	400,298
CSL, Ltd.	15,684	1,098,383
CSR, Ltd.	31,090	95,144
Echo Entertainment Group, Ltd.	30,873	105,913
GPT Group	126,459	439,284
Independence Group NL	71,943	286,913
Lend Lease Group	8,334	105,283
Magellan Financial Group, Ltd.	5,030	74,967
Newcrest Mining, Ltd. (a)	5,306	53,787
Platinum Asset Management, Ltd.	10,831	64,368
Qantas Airways, Ltd. (a)	60,972	144,720
Ramsay Health Care, Ltd.	810	41,367
Regis Resources, Ltd. (a)	71,559	71,538
Rio Tinto, Ltd.	3,951	171,285
Telstra Corp., Ltd.	296,586	1,423,342
Woodside Petroleum, Ltd.	8,722	228,173
Woolworths, Ltd.	8,310	186,118
		5,834,807
Austria | 0.0%
IMMOFINANZ AG (a)	28,408	83,486
Belgium | 0.7%
Anheuser-Busch InBev NV Sponsored ADR	8,885	1,083,170
bpost SA	3,342	93,796
Telenet Group Holding NV (a)	2,066	113,653
		1,290,619
Bermuda | 0.9%
Assured Guaranty, Ltd.	4,667	123,162
Everest Re Group, Ltd.	6,651	1,157,274
Nabors Industries, Ltd.	16,005	218,468
PartnerRe, Ltd.	1,061	121,304
Validus Holdings, Ltd.	2,139	90,052
		1,710,260
Canada | 4.1%
Alimentation Couche-Tard, Inc., Class B	1,152	45,905
Canadian Apartment Properties REIT	846	19,504
Canadian Imperial Bank of Commerce	21,472	1,556,637
Canadian National Railway Co.	13,628	912,658
Canadian Pacific Railway, Ltd.	3,092	566,132
Canfor Corp. (a)	10,460	209,357
Capital Power Corp.	4,254	82,322

Description	Shares	Value
CI Financial Corp.	9,800	$273,987
Cineplex, Inc.	5,042	198,567
Cogeco Cable, Inc.	10,876	583,150
Constellation Software, Inc.	626	216,366
Dollarama, Inc.	1,574	87,986
Dominion Diamond Corp. (a)	6,122	104,599
Empire Co., Ltd., Class A	3,516	245,153
Encana Corp.	22,486	251,038
Imperial Oil, Ltd.	7,673	306,242
Intact Financial Corp.	4,303	324,182
Magna International, Inc.	4,394	234,904
Metro, Inc.	10,788	292,325
Royal Bank of Canada	8,813	530,499
Shaw Communications, Inc., Class B	14,253	319,822
Suncor Energy, Inc.	9,222	269,477
The Jean Coutu Group PJC, Inc., Class A	3,930	83,996
Transcontinental, Inc. Class A	8,026	110,896
		7,825,704
Denmark | 0.9%
AP Moeller-Maersk A/S, Class B	107	223,750
Coloplast A/S, Class B	3,712	280,902
ISS A/S (a)	3,369	106,137
Novo Nordisk A/S, Class B	7,810	416,976
Novo Nordisk A/S Sponsored ADR	3,149	168,492
Topdanmark A/S ADR (a)	125,510	368,121
William Demant Holding A/S (a)	922	78,303
		1,642,681
Finland | 0.7%
Kone Oyj, Class B	18,271	809,937
Sampo Oyj, A Shares ADR	19,130	482,841
		1,292,778
France | 1.0%
Airbus Group NV	4,007	260,377
BNP Paribas SA	4,557	277,147
Electricite de France	2,831	67,998
GDF Suez	4,461	88,272
Ingenico Group SA	2,143	235,703
Total SA	13,021	647,812
Valeo SA	2,759	412,447
		1,989,756
Germany | 1.2%
Bayer AG	1,793	269,408
Continental AG Sponsored ADR	18,005	850,196
Daimler AG NA	1,556	149,864
Dialog Semiconductor PLC (a)	4,883	220,832
Hugo Boss AG	1,838	223,809

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
KION Group AG	1,368	$56,055
Siemens AG	437	47,312
Symrise AG ADR	34,890	549,866
		2,367,342
Hong Kong | 1.6%
CK Hutchison Holdings, Ltd.	25,000	511,771
CLP Holdings, Ltd.	14,500	126,339
Henderson Land Development Corp., Ltd.	20,000	140,150
Hopewell Highway Infrastructure, Ltd.	500	238
Hopewell Holdings, Ltd.	10,000	37,665
Jardine Matheson Holdings, Ltd.	1,000	63,119
Michael Kors Holdings, Ltd. (a)	1,615	106,186
PCCW, Ltd.	220,000	134,063
Swire Pacific, Ltd., Class A	11,000	148,985
The Link REIT	205,500	1,260,630
The Wharf Holdings, Ltd.	61,000	424,443
VTech Holdings, Ltd.	4,100	58,484
		3,012,073
Ireland | 0.3%
ICON PLC (a)	780	55,013
Medtronic PLC	5,121	399,387
Ryanair Holdings PLC Sponsored ADR	2,913	194,501
		648,901
Israel | 0.4%
Bank Hapoalim BM	5,971	28,750
Bank Leumi Le-Israel BM (a)	11,830	43,906
Frutarom Industries, Ltd.	1,663	62,181
Israel Discount Bank, Ltd., Class A (a)	52,322	88,421
NICE Systems, Ltd.	2,085	127,432
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	7,550	470,365
		821,055
Italy | 0.2%
Eni SpA	16,027	277,394
Moncler SpA	5,071	85,007
		362,401
Japan | 5.8%
Alps Electric Co., Ltd.	9,400	227,139
Asahi Kasei Corp.	31,000	296,615
Astellas Pharma, Inc.	29,700	486,683
Bic Camera, Inc.	7,173	74,682
Casio Computer Co., Ltd.	6,200	117,623
CKD Corp.	9,000	84,435
Daiichikosho Co., Ltd.	5,200	161,659
Daito Trust Construction Co., Ltd.	1,800	201,359

Description	Shares	Value
Daiwa House Industry Co., Ltd.	14,200	$280,299
Daiwa House Industry Co., Ltd. ADR	78,275	1,543,583
DCM Holdings Co., Ltd.	6,700	50,238
East Japan Railway Co.	600	48,178
Electric Power Development Co., Ltd.	2,700	91,097
Enplas Corp.	3,600	144,714
Fujitsu General, Ltd.	6,000	78,801
Fujitsu, Ltd.	34,000	232,064
Heiwa Corp.	8,800	173,006
Japan Airlines Co., Ltd.	12,000	374,029
JVC Kenwood Corp.	34,200	105,136
Kaken Pharmaceutical Co., Ltd.	7,000	202,187
Keihan Electric Railway Co., Ltd.	20,000	121,973
Kobe Steel, Ltd.	65,000	120,147
Kubota Corp.	5,000	79,218
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	106,568
Mitsubishi Electric Corp.	26,000	309,448
Mitsubishi Estate Co., Ltd. ADR	17,368	404,588
Mitsubishi Materials Corp.	24,000	80,765
Mitsubishi UFJ Financial Group, Inc.	48,600	300,909
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,930	73,957
Mitsui & Co., Ltd.	5,200	69,861
Mitsui Mining & Smelting Co., Ltd.	59,000	134,617
Nippon Telegraph & Telephone Corp.	900	55,459
Nipro Corp.	5,300	50,551
Nissan Motor Co., Ltd.	10,900	111,148
OBIC Co., Ltd.	2,000	84,990
Panasonic Corp.	12,100	158,867
Resona Holdings, Inc.	54,400	270,441
Ryosan Co., Ltd.	4,400	108,219
Sanyo Special Steel Co., Ltd.	18,000	75,563
Senshu Ikeda Holdings, Inc.	23,500	111,782
SKY Perfect JSAT Holdings, Inc.	74	460
Sumitomo Mitsui Financial Group, Inc.	29,000	1,111,259
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	122,075	944,860
Sumitomo Mitsui Trust Holdings, Inc. Sponsored ADR	98,580	411,571
The Chugoku Electric Power Co., Inc.	23,000	299,994
Toshiba Corp.	24,000	100,754
West Japan Railway Co.	7,300	383,311
		11,054,807
Luxembourg | 0.1%
Grand City Properties SA (a)	3,399	63,094
SES SA	2,306	81,621
		144,715

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Malta | 0.1%
Unibet Group PLC SDR	2,015	$110,544
Netherlands | 0.9%
Cimpress NV (a)	621	52,400
Euronext NV	1,472	62,358
Koninklijke Ahold NV	24,388	481,117
NN Group NV	11,925	337,228
NXP Semiconductors NV (a)	5,830	585,099
Wolters Kluwer NV	3,071	100,370
		1,618,572
New Zealand | 0.3%
Air New Zealand, Ltd.	41,400	84,106
Fisher & Paykel Healthcare Corp., Ltd., Class C	13,128	64,468
Sky Network Television, Ltd.	81,431	359,435
		508,009
Norway | 1.5%
DNB ASA	3,516	56,592
Statoil ASA	104,251	1,841,969
Telenor ASA	35,842	724,384
Telenor ASA ADR	3,717	224,507
		2,847,452
Singapore | 0.6%
ComfortDelGro Corp., Ltd.	396,400	834,456
M1, Ltd.	33,400	94,757
Singapore Post, Ltd.	72,500	103,455
United Overseas Bank, Ltd.	9,000	150,667
		1,183,335
Spain | 0.4%
Banco Bilbao Vizcaya Argentaria SA NA	47,981	484,219
Banco de Sabadell SA	69,417	169,637
Banco Santander SA	9,127	68,644
Corporacion Financiera Alba SA	122	5,926
		728,426
Sweden | 0.6%
Assa Abloy AB ADR	28,070	835,644
Hennes & Mauritz AB, B Shares	4,386	177,777
Loomis AB, B Shares	3,119	95,544
Meda AB, A Shares	2,322	36,705
		1,145,670
Switzerland | 1.3%
Geberit AG	133	49,928
Novartis AG	4,310	426,212
Novartis AG Sponsored ADR	9,590	945,670

Description	Shares	Value
Roche Holding AG	3,436	$947,452
		2,369,262
United Kingdom | 7.0%
Acacia Mining PLC	10,893	42,316
Aggreko PLC	3,105	70,215
Anglo American PLC	30,972	460,926
Aon PLC	813	78,146
BAE Systems PLC	36,349	281,816
Bellway PLC	16,454	483,190
BT Group PLC	31,677	205,230
Centrica PLC	260,089	975,564
Compass Group PLC	27,733	481,662
Essentra PLC	7,057	103,856
Greggs PLC	4,389	66,518
Howden Joinery Group PLC	74,201	487,724
International Consolidated Airlines Group SA Sponsored ADR (a)	3,667	163,988
J Sainsbury PLC	128,036	490,020
Lloyds Banking Group PLC ADR (a)	13,111	61,228
Next PLC	4,138	431,142
Provident Financial PLC	21,084	841,262
Provident Financial PLC Sponsored ADR	4,640	183,280
Prudential PLC	11,300	563,644
Rentokil Initial PLC	193,431	391,846
Rio Tinto PLC	3,644	148,865
Royal Dutch Shell PLC, A Shares	58,770	1,755,045
Shire PLC ADR	2,900	693,941
Sky PLC	6,628	97,533
SSE PLC	24,247	538,553
UBM PLC	13,132	103,027
Unilever NV	36,031	1,507,315
Unilever PLC	5,485	228,770
Unilever PLC Sponsored ADR	20,962	874,325
William Hill PLC	66,814	367,207
		13,178,154
United States | 36.8%
3M Co.	12,738	2,101,133
Abbott Laboratories	1,655	76,676
Actavis PLC (a)	163	48,512
Albemarle Corp.	7,921	418,546
American Express Co.	7,030	549,184
American International Group, Inc.	1,456	79,774
Apple, Inc.	24,531	3,052,392
AT&T, Inc.	28,108	917,726
AutoZone, Inc. (a)	1,234	841,785
Ball Corp.	5,008	353,765

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Bank of America Corp.	27,907	$429,489
Baxter International, Inc.	1,093	74,871
Becton, Dickinson & Co.	639	91,754
Biogen, Inc. (a)	1,918	809,856
Blackbaud, Inc.	979	46,385
Blount International, Inc. (a)	2,722	35,059
Booz Allen Hamilton Holding Corp.	1,571	45,465
Bristol-Myers Squibb Co.	6,675	430,538
CBOE Holdings, Inc.	7,603	436,450
Celgene Corp. (a)	2,256	260,072
Centene Corp. (a)	950	67,156
C.H. Robinson Worldwide, Inc.	599	43,859
Chemed Corp.	356	42,506
Cintas Corp.	1,004	81,957
Cirrus Logic, Inc. (a)	3,788	125,989
Cisco Systems, Inc.	22,970	632,249
Citigroup, Inc.	17,165	884,341
Comcast Corp., Class A	9,270	523,477
Corning, Inc.	16,162	366,554
CR Bard, Inc.	404	67,609
Credit Acceptance Corp. (a)	670	130,650
CVS Health Corp.	4,070	420,065
Diamond Resorts International, Inc. (a)	1,619	54,123
Dollar Tree, Inc. (a)	1,767	143,383
Dr Pepper Snapple Group, Inc.	5,780	453,614
Eastman Chemical Co.	4,082	282,719
Eaton Corp. PLC	6,365	432,438
Eaton Vance Corp.	20,259	843,585
Edwards Lifesciences Corp. (a)	875	124,653
EMC Corp.	20,209	516,542
Emerson Electric Co.	3,781	214,080
EOG Resources, Inc.	4,694	430,393
Exelon Corp.	4,715	158,471
Facebook, Inc., Class A (a)	3,846	316,199
FactSet Research Systems, Inc.	1,472	234,342
Fastenal Co.	7,445	308,484
FMC Technologies, Inc. (a)	3,067	113,510
Gilead Sciences, Inc. (a)	6,900	677,097
Google, Inc., Class A (a)	1,223	678,398
Google, Inc., Class C (a)	1,045	572,660
Graphic Packaging Holding Co.	14,439	209,943
Halliburton Co.	14,159	621,297
Halyard Health, Inc. (a)	1,226	60,319
HCA Holdings, Inc. (a)	4,484	337,331
HealthSouth Corp.	4,588	203,524
Hess Corp.	6,859	465,520

Description	Shares	Value
Honeywell International, Inc.	10,335	$1,078,044
Intel Corp.	43,007	1,344,829
Intercontinental Exchange, Inc.	2,379	554,949
International Business Machines Corp.	2,685	430,943
Intuit, Inc.	2,140	207,494
Iron Mountain, Inc.	5,017	183,020
Jack Henry & Associates, Inc.	923	64,508
Jack in the Box, Inc.	884	84,793
JetBlue Airways Corp. (a)	24,312	468,006
Johnson & Johnson	34,515	3,472,209
Joy Global, Inc.	6,395	250,556
JPMorgan Chase & Co.	16,353	990,665
Kellogg Co.	2,925	192,904
KeyCorp.	25,704	363,969
Kimberly-Clark Corp.	15,804	1,692,766
Kindred Healthcare, Inc.	10,611	252,436
Laboratory Corp. of America Holdings (a)	11,668	1,471,218
Ladder Capital Corp. (a)	10,648	197,095
Leidos Holdings, Inc.	9,801	411,250
Lincoln National Corp.	3,594	206,511
LivePerson, Inc. (a)	5,848	59,854
Lockheed Martin Corp.	3,904	792,356
LyondellBasell Industries NV, Class A	4,779	419,596
Marathon Oil Corp.	5,869	153,240
MasterCard, Inc., Class A	8,070	697,167
McDonald’s Corp.	3,060	298,166
McGraw Hill Financial, Inc.	13,819	1,428,885
McKesson Corp.	1,925	435,435
Merck & Co., Inc.	615	35,350
MetLife, Inc.	11,465	579,556
Microsoft Corp.	19,115	777,120
Molson Coors Brewing Co., Class B	3,121	232,358
Monsanto Co.	3,696	415,948
Mylan NV (a)	1,078	63,979
NetApp, Inc.	2,566	90,990
Newmont Mining Corp.	2,650	57,532
Northrop Grumman Corp.	3,626	583,641
O’Reilly Automotive, Inc. (a)	851	184,020
Occidental Petroleum Corp.	4,688	342,224
Outerwall, Inc.	4,519	298,796
PepsiCo, Inc.	11,020	1,053,732
PG&E Corp.	28,569	1,516,157
Prudential Financial, Inc.	5,705	458,169
Public Service Enterprise Group, Inc.	2,034	85,265
Qualcomm, Inc.	9,838	682,167
Quintiles Transnational Holdings, Inc. (a)	6,655	445,685
Red Hat, Inc. (a)	7,265	550,324

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Rockwell Automation, Inc.	1,730	$200,663
Ross Stores, Inc.	5,330	561,569
RPC, Inc.	5,276	67,586
Sanderson Farms, Inc.	3,563	283,793
Schlumberger, Ltd.	6,785	566,140
ServiceMaster Global Holdings, Inc.	6,080	205,200
Six Flags Entertainment Corp.	4,576	221,524
Skyworks Solutions, Inc.	1,059	104,089
Spirit AeroSystems Holdings, Inc., Class A (a)	1,108	57,849
Springleaf Holdings, Inc. (a)	1,600	82,832
Starbucks Corp.	8,367	792,355
SUPERVALU, Inc. (a)	40,550	471,597
Synergy Resources Corp. (a)	5,011	59,380
Synopsys, Inc. (a)	2,311	107,046
Team Health Holdings, Inc. (a)	3,668	214,615
The Charles Schwab Corp.	9,035	275,025
The Clorox Co.	2,121	234,137
The Estee Lauder Cos., Inc., Class A	820	68,191
The Hartford Financial Services Group, Inc.	14,555	608,690
The Hershey Co.	1,525	153,888
The Home Depot, Inc.	2,427	275,732
The J.M. Smucker Co.	3,240	374,965
The Kroger Co.	12,441	953,727
The Sherwin-Williams Co.	224	63,728
The Southern Co.	5,739	254,123
The TJX Cos., Inc.	14,478	1,014,184
The Travelers Cos., Inc.	971	104,994
The Walt Disney Co.	14,489	1,519,751
Thermo Fisher Scientific, Inc.	2,905	390,258
Time Warner, Inc.	9,103	768,657
Tyco International PLC	8,725	375,699
U.S. Physical Therapy, Inc.	4,880	231,800
Union Pacific Corp.	6,027	652,784
United Technologies Corp.	3,195	374,454
UnitedHealth Group, Inc.	3,770	445,953
Unum Group	2,466	83,178
Verisk Analytics, Inc., Class A (a)	1,692	120,809
Verizon Communications, Inc.	51,438	2,501,430
Vertex Pharmaceuticals, Inc. (a)	2,905	342,703
Viacom, Inc., Class B	9,655	659,437
Visa, Inc., Class A	8,373	547,678
Voya Financial, Inc.	9,020	388,852
Walker & Dunlop, Inc. (a)	11,357	201,360
Waste Connections, Inc.	7,789	374,962
Weight Watchers International, Inc. (a)	5,689	39,766
Wells Fargo & Co.	5,759	313,290

Description	Shares	Value
Wisconsin Energy Corp.	3,663	$181,319
Xcel Energy, Inc.	6,095	212,167
Xerox Corp.	24,685	317,202
Zoetis, Inc.	10,710	495,766
		69,511,243
Total Common Stocks (Identified cost $129,807,285)		133,282,052

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 8.3%
Australia | 0.7%
Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	236	$180,191
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	960	758,540
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	585	470,303
			1,409,034
Canada | 1.3%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	300	274,106
Suncor Energy, Inc., 6.100%, 06/01/18	USD	425	478,752
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	600	609,616
The Toronto-Dominion Bank:
1.824%, 04/03/17	CAD	590	471,008
2.250%, 11/05/19	USD	260	264,181
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	440	356,659
			2,454,322
Chile | 0.3%
Codelco, Inc., 4.500%, 08/13/23	USD	500	537,369
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	300	346,180
France | 0.3%
Electricite de France SA, 5.000%, 02/05/18	EUR	300	365,958
Orange SA, 5.375%, 07/08/19	USD	195	222,212
			588,170
Italy | 0.2%
Atlantia SpA, 4.375%, 09/16/25	EUR	320	452,746

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	7,000	$445,486
Netherlands | 0.5%
BMW Finance NV, 3.375%, 12/14/18	GBP	370	589,962
Deutsche Bahn Finance BV, 3.375%, 09/01/16	NOK	2,400	306,038
			896,000
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	200	174,039
Norway | 0.2%
Statoil ASA, 3.700%, 03/01/24	USD	360	384,512
Singapore | 0.3%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	500	556,263
United Kingdom | 1.2%
Abbey National Treasury Services PLC, 5.125%, 04/14/21	GBP	260	460,401
Barclays Bank PLC, 5.125%, 01/08/20	USD	230	261,416
BG Energy Capital PLC, 5.125%, 12/01/25	GBP	200	357,334
Centrica PLC, 7.000%, 09/19/18	GBP	100	175,513
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	300	538,402
SSE PLC, 5.000%, 10/01/18	GBP	300	498,438
			2,291,504
United States | 2.8%
American Express Credit Corp., 2.375%, 03/24/17	USD	380	390,194
Anheuser-Busch InBev Worldwide, Inc., 3.650%, 01/15/16	CAD	865	695,401
Apple, Inc.:
1.000%, 05/03/18	USD	400	397,666
3.850%, 05/04/43	USD	560	568,844
BMW US Capital LLC, 2.375%, 12/04/15	NOK	2,090	260,688
General Electric Capital Corp.:
6.500%, 09/28/15	NZD	20	15,145
5.500%, 02/01/17	NZD	245	188,379
John Deere Capital Corp., 2.300%, 09/16/19	USD	200	204,203
Marathon Petroleum Corp., 3.625%, 09/15/24	USD	230	232,621

Description	Security Currency	Principal Amount (000)	Value
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	2,360	$300,320
Starbucks Corp., 6.250%, 08/15/17	USD	410	457,811
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	935	715,300
3.625%, 01/22/23	USD	400	413,749
Valero Energy Corp., 6.125%, 02/01/20	USD	199	230,532
Yum! Brands, Inc., 3.750%, 11/01/21	USD	180	189,410
			5,260,263
Total Corporate Bonds (Identified cost $16,411,776)			15,795,888
Foreign Government Obligations | 15.1%
Australia | 1.6%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	1,090	975,403
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	780	739,865
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	1,640	1,263,712
			2,978,980
Bahamas | 0.6%
Commonwealth of Bahamas:
5.750%, 01/16/24	USD	650	691,437
6.950%, 11/20/29	USD	345	406,669
			1,098,106
Bermuda | 0.5%
Government of Bermuda, 5.603%, 07/20/20	USD	840	928,200
Canada | 3.8%
Province of Alberta, 4.000%, 12/01/19	CAD	1,640	1,464,495
Province of British Columbia, 3.700%, 12/18/20	CAD	1,095	980,196
Province of Ontario:
6.250%, 06/16/15	NZD	490	368,045
2.850%, 06/02/23	CAD	1,430	1,214,487
Province of Quebec:
4.500%, 12/01/17	CAD	1,440	1,244,752
3.500%, 07/29/20	USD	1,775	1,928,367
			7,200,342
Chile | 0.2%
Republic of Chile, 1.625%, 01/30/25	EUR	400	453,756
Colombia | 0.2%
Republic of Colombia, 2.625%, 03/15/23	USD	450	423,000

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Czech Republic | 0.3%
Czech Republic, 2.500%, 08/25/28	CZK	10,500	$498,052
Denmark | 0.1%
Kommunekredit, 2.000%, 01/01/18	DKK	680	103,206
France | 0.3%
Government of France, 2.500%, 05/25/30	EUR	400	536,094
Ireland | 0.9%
Irish Treasury:
3.400%, 03/18/24	EUR	730	971,425
2.400%, 05/15/30	EUR	625	800,263
			1,771,688
Mexico | 1.1%
Mexican Bonos, 4.750%, 06/14/18	MXN	23,180	1,520,443
United Mexican States, 6.750%, 02/06/24	GBP	320	613,534
			2,133,977
New Zealand | 0.5%
New Zealand Government Bond, 3.000%, 04/15/20	NZD	1,260	934,562
Norway | 1.0%
Norwegian Government Bond, 4.500%, 05/22/19	NOK	3,700	523,581
Oslo Kommune:
4.900%, 11/04/19	NOK	2,000	284,078
3.550%, 02/12/21	NOK	4,000	543,665
2.400%, 02/13/30	NOK	4,000	488,360
			1,839,684
Panama | 0.3%
Republic of Panama, 5.200%, 01/30/20	USD	500	557,500
Poland | 1.4%
Poland Government Bond, 2.010%, 01/25/21	PLN	3,890	1,022,620
Republic of Poland:
5.625%, 06/20/18	EUR	765	966,154
3.000%, 03/17/23	USD	730	749,345
			2,738,119
Singapore | 0.4%
Singapore Government Bond, 3.000%, 09/01/24	SGD	1,010	780,490
Slovakia | 0.5%
Slovak Republic, 4.375%, 05/21/22	USD	400	448,915

Description	Security Currency	Principal Amount (000)	Value
Slovakia Government Bond, 1.375%, 01/21/27	EUR	480	$558,855
			1,007,770
Sweden | 0.3%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	335	511,391
United Kingdom | 1.1%
United Kingdom Treasury:
1.750%, 07/22/19	GBP	810	1,239,042
2.250%, 09/07/23	GBP	495	777,452
			2,016,494
Total Foreign Government Obligations (Identified cost $29,786,831)			28,511,411
Quasi Government Bonds | 1.0%
Canada | 0.4%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	600	504,700
Hydro-Quebec, 9.625%, 07/15/22	CAD	243	295,643
			800,343
Germany | 0.1%
KfW, 2.875%, 10/12/16	NOK	980	124,865
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	1,180	151,636
			276,501
Netherlands | 0.5%
Bank Nederlandse Gemeenten NV, 2.500%, 01/23/23	USD	840	866,006
Total Quasi Government Bonds (Identified cost $2,015,239)			1,942,850
Supranationals | 1.0%
Asian Development Bank, 2.125%, 03/19/25	USD	255	257,195
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	740	808,079
Inter-American Development Bank, 6.000%, 12/15/17	NZD	375	297,062
International Bank for Reconstruction & Development, 1.375%, 06/23/19	SEK	3,760	456,217
Total Supranationals (Identified cost $1,880,087)			1,818,553

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
US Municipal Bonds | 0.7%
New Jersey | 0.1%
New Jersey State Transportation Trust Fund Authority Build America Bond Series C, 5.754%, 12/15/28	USD	100	$112,793
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	56,786
Texas | 0.1%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	111,633
Utah | 0.4%
Utah State Build America Bonds: Series B, 3.539%, 07/01/25	USD	295	317,488
Series D, 4.554%, 07/01/24	USD	460	523,756
			841,244
Wisconsin | 0.1%
Wisconsin State Build America Bond Series D, 5.400%, 05/01/28	USD	175	195,884
Total US Municipal Bonds (Identified cost $1,298,937)			1,318,340

Description		Shares	Value
Rights | 0.0%
Spain | 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 04/14/15		47,981	$6,914
Banco de Sabadell SA, Expires 04/17/15		69,417	17,615
Total Rights (Identified cost $6,798)			24,529
Short-Term Investment | 2.5%
State Street Institutional Treasury Money Market Fund (Identified cost $4,783,145)		4,783,145	4,783,145
Total Investments | 99.1% (Identified cost $185,990,098) (b), (e)			$187,476,768
Cash and Other Assets in Excess of Liabilities | 0.9%			1,653,556
Net Assets | 100.0%			$189,130,324

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	HSB	05/20/15	284,837	$221,100	$216,354	$—	$4,746
CAD	RBC	05/20/15	1,502,388	1,173,264	1,185,438	12,174	—
CHF	CIT	06/12/15	191,173	208,000	197,291	—	10,709
CHF	CIT	06/12/15	599,440	590,872	618,625	27,753	—
DKK	HSB	06/12/15	2,494,856	389,992	359,872	—	30,120
DKK	HSB	06/12/15	2,793,579	427,000	402,962	—	24,038
EUR	CIT	05/20/15	214,950	245,400	231,271	—	14,129
EUR	CIT	05/20/15	310,822	352,094	334,423	—	17,671
EUR	CIT	05/20/15	452,285	480,078	486,628	6,550	—
EUR	CIT	05/20/15	1,075,273	1,156,549	1,156,920	371	—
EUR	CIT	05/20/15	1,259,152	1,350,000	1,354,762	4,762	—
EUR	CIT	05/20/15	5,558,243	6,325,059	5,980,292	—	344,767
EUR	HSB	04/09/15	1,158,841	1,287,401	1,246,160	—	41,241
EUR	HSB	05/20/15	688,824	738,400	741,128	2,728	—
GBP	HSB	04/09/15	709,992	1,085,641	1,053,152	—	32,489
GBP	HSB	05/20/15	104,332	160,865	154,716	—	6,149
JPY	CIT	05/20/15	740,210,023	6,222,987	6,175,748	—	47,239
JPY	HSB	04/09/15	148,510,731	1,242,466	1,238,384	—	4,082
JPY	HSB	05/20/15	55,019,032	462,574	459,037	—	3,537
JPY	HSB	05/20/15	90,636,343	753,507	756,201	2,694	—
KRW	HSB	05/04/15	179,622,650	161,553	161,735	182	—
MXN	CIT	05/20/15	5,388,006	359,500	352,185	—	7,315
MXN	JPM	05/20/15	2,319,176	154,200	151,592	—	2,608
MXN	JPM	05/20/15	6,943,841	446,510	453,882	7,372	—
MYR	JPM	06/09/15	1,499,798	406,890	402,600	—	4,290
NOK	CIT	06/12/15	1,071,292	140,404	132,744	—	7,660
NOK	CIT	06/12/15	5,605,405	738,000	694,566	—	43,434
SGD	SSB	05/20/15	9,125	6,694	6,641	—	53
Total Forward Currency Purchase Contracts				$27,287,000	$26,705,309	$64,586	$646,277
Forward Currency Sale Contracts
AUD	CAN	05/20/15	41,882	$32,915	$31,812	$1,103	$—
AUD	CAN	05/20/15	73,443	57,002	55,784	1,218	—
AUD	CAN	05/20/15	167,896	131,041	127,529	3,512	—
AUD	CAN	05/20/15	167,936	130,100	127,559	2,541	—
AUD	CAN	05/20/15	209,632	158,859	159,230	—	371
AUD	CAN	05/20/15	4,145,993	3,225,583	3,149,176	76,407	—
AUD	HSB	04/09/15	873,199	681,619	664,784	16,835	—
AUD	SSB	04/09/15	2,743,445	2,141,752	2,088,639	53,113	—
CAD	CIT	05/20/15	486,864	392,942	384,152	8,790	—
CAD	HSB	04/09/15	1,682,611	1,341,688	1,328,408	13,280	—
CAD	RBC	05/20/15	1,241,214	985,536	979,362	6,174	—

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
CAD	RBC	05/20/15	7,499,767	$6,051,664	$5,917,586	$134,078	$—
CAD	SSB	04/09/15	455,213	362,922	359,387	3,535	—
CHF	CIT	06/12/15	75,151	86,400	77,556	8,844	—
CHF	CIT	06/12/15	339,760	390,000	350,635	39,365	—
CHF	CIT	06/12/15	375,702	389,158	387,726	1,432	—
CZK	CIT	05/20/15	2,463,757	102,269	96,171	6,098	—
CZK	HSB	05/20/15	2,775,719	115,140	108,348	6,792	—
CZK	JPM	05/20/15	3,642,499	150,913	142,182	8,731	—
DKK	CIT	05/20/15	524,622	80,484	75,615	4,869	—
EUR	CIT	05/20/15	348,915	386,800	375,408	11,392	—
EUR	CIT	05/20/15	688,044	731,700	740,288	—	8,588
EUR	CIT	05/20/15	769,343	818,600	827,761	—	9,161
EUR	CIT	05/20/15	2,026,077	2,303,042	2,179,921	123,121	—
EUR	CIT	06/12/15	500,200	590,872	538,357	52,515	—
EUR	HSB	06/12/15	335,612	389,992	361,214	28,778	—
GBP	CIT	05/20/15	126,520	190,489	187,619	2,870	—
GBP	CIT	05/20/15	139,032	204,600	206,173	—	1,573
GBP	CIT	05/20/15	277,111	426,698	410,933	15,765	—
GBP	CIT	05/20/15	519,517	801,002	770,402	30,600	—
GBP	CIT	05/20/15	553,826	853,751	821,280	32,471	—
GBP	HSB	05/20/15	126,377	194,068	187,408	6,660	—
GBP	SSB	04/09/15	424,755	649,544	630,052	19,492	—
JPY	CIT	05/20/15	67,448,625	557,300	562,740	—	5,440
JPY	SSB	04/09/15	103,550,466	866,314	863,475	2,839	—
MXN	HSB	05/20/15	24,461,519	1,625,210	1,598,919	26,291	—
MXN	JPM	05/20/15	9,350,954	621,267	611,222	10,045	—
MYR	JPM	06/09/15	1,499,798	409,815	402,601	7,214	—
NOK	HSB	05/20/15	1,802,264	229,787	223,448	6,339	—
NOK	HSB	05/20/15	2,340,008	309,226	290,118	19,108	—
NOK	HSB	05/20/15	3,783,954	479,300	469,141	10,159	—
NOK	HSB	05/20/15	3,994,893	522,208	495,293	26,915	—
NOK	HSB	05/20/15	4,218,835	513,000	523,058	—	10,058
NOK	HSB	05/20/15	12,248,756	1,625,398	1,518,620	106,778	—
NZD	BRC	05/20/15	1,544,008	1,153,760	1,148,901	4,859	—
NZD	CAN	05/20/15	375,664	278,893	279,533	—	640
NZD	CAN	05/20/15	1,070,578	799,957	796,620	3,337	—
PLN	HSB	05/20/15	3,457,754	935,400	910,989	24,411	—
SEK	CIT	05/20/15	2,871,144	342,120	333,622	8,498	—
SEK	CIT	06/12/15	1,124,000	140,404	130,658	9,746	—
SGD	SCB	05/20/15	1,074,069	781,719	781,729	—	10
Total Forward Currency Sale Contracts				$37,740,223	$36,789,144	986,920	35,841
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,051,506	$682,118

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Strategic Equity	$12,793,355	$1,254,717	$215,473	$1,039,244
US Small-Mid Cap Equity	54,806,061	12,124,302	1,607,906	10,516,396
International Equity	594,382,133	155,862,736	25,621,907	130,240,829
Emerging Markets Equity	1,118,719,743	151,271,516	210,159,316	(58,887,800)
Global Dynamic Multi Asset	185,990,098	8,318,927	6,832,257	1,486,670

(c)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2015, these securities amounted to 1.3% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.
(e)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

OJSC — Open Joint Stock Company

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Counterparty Abbreviations:
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
HSB — HSBC Bank USA NA
JPM — JPMorgan Chase Bank NA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	0.3%
Agriculture	—	—	0.2
Alcohol & Tobacco	7.1	4.3	1.2
Automotive	4.3	2.8	1.7
Banking	7.6	21.9	6.0
Cable Television	—	—	1.2
Chemicals	—	1.0	1.2
Commercial Services	—	3.0	2.1
Computer Software	—	4.5	1.0
Construction & Engineering	1.5	—	0.4
Consumer Products	1.3	0.2	0.4
Diversified	1.3	0.9	—
Electric	0.9	0.6	2.5
Energy Exploration & Production	—	3.4	1.1
Energy Integrated	4.0	4.1	3.5
Energy Services	—	0.3	0.9
Financial Services	5.5	3.0	6.1
Food & Beverages	—	0.6	1.7
Forest & Paper Products	1.5	0.7	1.2
Gas Utilities	—	—	1.0
Health Services	—	—	2.2
Household & Personal Products	1.2	2.2	1.5
Housing	4.1	1.1	1.4
Insurance	6.7	3.2	3.0
Leisure & Entertainment	7.1	0.9	3.5
Machinery	—	—	0.1
Manufacturing	4.2	3.9	4.6
Medical Products	—	—	0.9
Metals & Glass Containers	—	—	0.2
Metals & Mining	1.6	2.0	1.3
Pharmaceutical & Biotechnology	13.0	—	6.9
Real Estate	—	—	2.0
Retail	4.9	4.7	4.5
Semiconductors & Components	2.7	9.3	2.0
Technology	4.9	3.3	1.3
Technology Hardware	1.3	1.0	3.5
Telecommunications	7.6	10.0	4.1
Transportation	4.2	2.3	3.1
Subtotal	98.5	95.2	79.8
Foreign Government Obligations	—	—	15.1
Supranationals	—	—	1.0
US Municipal Bonds	—	—	0.7
Short-Term Investments	3.5	3.6	2.5
Total Investments	102.0%	98.8%	99.1%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each class of each Portfolio is determined on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015
US Strategic Equity Portfolio
Common Stocks	$13,337,772	$—	$—	$13,337,772
Short-Term Investment	494,827	—	—	494,827
Total	$13,832,599	$—	$—	$13,832,599

US Small-Mid Cap Equity Portfolio
Common Stocks	$63,746,363	$—	$—	$63,746,363
Short-Term Investment	1,576,094	—	—	1,576,094
Total	$65,322,457	$—	$—	$65,322,457

International Equity Portfolio
Common Stocks
Spain	$6,314,330	$11,567,428	$—	$17,881,758
Switzerland	5,915,141	48,269,826	—	54,184,967
Other	62,609,067	564,751,782	—	627,360,849
Short-Term Investment	25,195,388	—	—	25,195,388
Total	$100,033,926	$624,589,036	$—	$724,622,962

Emerging Markets Equity Portfolio
Common Stocks
China	$48,632,410	$70,655,543	$—	$119,287,953
Hong Kong	29,799,933	8,732,397	—	38,532,330
Indonesia	20,842,598	49,048,167	—	69,890,765
Russia	12,791,852	72,256,030	—	85,047,882
Other	182,965,350	525,204,749	—	708,170,099
Short-Term Investment	38,902,914	—	—	38,902,914
Total	$333,935,057	$725,896,886	$—	$1,059,831,943

Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks
Belgium	$1,083,170	$207,449	$—	$1,290,619
Denmark	785,097	857,584	—	1,642,681
Finland	482,841	809,937	—	1,292,778
Germany	1,400,062	967,280	—	2,367,342
Hong Kong	106,186	2,905,887	—	3,012,073
Israel	470,365	350,690	—	821,055
Japan	3,304,602	7,750,205	—	11,054,807
Netherlands	637,499	981,073	—	1,618,572
Norway	224,507	2,622,945	—	2,847,452
Sweden	835,644	310,026	—	1,145,670
Switzerland	945,670	1,423,592	—	2,369,262
United Kingdom	2,618,552	10,559,602	—	13,178,154
Other	79,696,108	10,945,479	—	90,641,587
Corporate Bonds	—	15,795,888	—	15,795,888
Foreign Government Obligations	—	28,511,411	—	28,511,411
Quasi Government Bonds	—	1,942,850	—	1,942,850
Supranationals	—	1,818,553	—	1,818,553
US Municipal Bonds	—	1,318,340	—	1,318,340

Rights	24,529	—	—	24,529
Short-Term Investment	4,783,145	—	—	4,783,145
Other Financial Instruments*
Forward Currency Contracts	—	1,051,506	—	1,051,506
Total	$97,397,977	$91,130,297	$—	$188,528,274
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(682,118)	$—	$(682,118)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (c)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (c)) in the International Equity, Emerging Markets Equity and Global Dynamic Multi Asset Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. A Portfolio recognizes all transfers between levels as though they were transferred at the beginning of the reporting period.

At March 31, 2015, securities valued at the following amounts were transferred from Level 2 to Level 1:

Portfolio	Amount
International Equity	$4,442,541
Emerging Markets Equity	120,796,935

There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: May 28, 2015